FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trading And Other Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss	These comprise:

	2022 £m	2021 £m
Loans and advances to customers	1,132	1,559
Equity shares	239	239
Total	1,371	1,798